DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	12 Months Ended
Nov. 25, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

NOTE 5: DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Company’s foreign currency management objective is to minimize the effect of fluctuations in foreign exchange rates on nonfunctional currency cash flows and selected assets or liabilities without exposing the Company to additional risk associated with transactions that could be regarded as speculative. Forward exchange contracts on various currencies are entered into to manage foreign currency exposures associated with certain product sourcing activities, some intercompany sales, foreign subsidiaries’ royalty payments, interest payments, earnings repatriations, net investment in foreign operations and funding activities. The Company manages certain forecasted foreign currency exposures and uses a centralized currency management operation to take advantage of potential opportunities to naturally offset foreign currency exposures against each other. The Company had designated a portion of its outstanding Euro-denominated senior notes as a net investment hedge to manage foreign currency exposures in its foreign operations. The Company does not apply hedge accounting to its derivative transactions. As of November 25, 2018, the Company had forward foreign exchange contracts to buy $981.8 million and to sell $193.5 million against various foreign currencies. These contracts are at various exchange rates and expire at various dates through February 2020.

Effective as of the first quarter of 2018, the Company recorded and presented the fair value of its derivative assets and liabilities on a gross basis in the consolidated balance sheets based on contractual maturity dates, including those subject to master netting arrangements. The comparative period was revised to reflect the change from a net basis to a gross basis.

The table below provides data about the carrying values of derivative instruments and non-derivative instruments:

	November 25, 2018			November 26, 2017
	Assets	(Liabilities)	Derivative Net Carrying Value	Assets	(Liabilities)	Derivative Net Carrying Value
	Carrying Value	Carrying Value		Carrying Value	Carrying Value
	(Dollars in thousands)
Derivatives not designated as hedging instruments
Forward foreign exchange contracts(1)	$18,372	$—	$18,372	$6,296	$—	$6,296
Forward foreign exchange contracts(2)	—	(4,447)	(4,447)	—	(23,799)	(23,799)

Total	$18,372	$(4,447)		$6,296	$(23,799)

Non-derivatives designated as hedging instruments
Euro senior notes	$—	$(541,500)		$—	$(562,780)

(1)	Included in “Other current assets” or “Other non-current assets” on the Company’s consolidated balance sheets.
(2)	Included in “Other accrued liabilities” or “Other long-term liabilities” on the Company’s consolidated balance sheets.

The Company’s over-the-counter forward foreign exchange contracts are subject to International Swaps and Derivatives Association, Inc. master agreements. These agreements permit the net-settlement of these contracts on a per-institution basis; however, the Company records the fair value on a gross basis on its consolidated balance sheets based on maturity dates, including those subject to master netting arrangements. The table below presents the gross and net amounts of these contracts recognized on the Company’s consolidated balance sheets by type of financial instrument:

	November 25, 2018			November 26, 2017
	Gross Amounts of Assets / (Liabilities) Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet	Net Amount of Assets / (Liabilities)	Gross Amounts of Assets / (Liabilities) Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet	Net Amount of Assets / (Liabilities)

	(Dollars in thousands)
Over-the-counter forward foreign exchange contracts
Financial assets	$16,417	$(1,756)	$14,661	$3,218	$(3,146)	$72
Financial liabilities	(2,181)	1,756	(425)	(20,876)	3,146	(17,730)

Total			$14,236			$(17,658)

Embedded derivative contracts
Financial assets	$1,955	$—	$1,955	$3,078	$—	$3,078
Financial liabilities	(2,266)	—	(2,266)	(2,923)	—	(2,923)

Total			$(311)			$155

The table below provides data about the amount of gains and losses related to derivative instruments and non-derivative instruments designated as net investment hedges included in “Accumulated other comprehensive loss” (“AOCI”) on the Company’s consolidated balance sheets, and in “Other income (expense), net” in the Company’s consolidated statements of income:

	Gain or (Loss) Recognized in AOCI (Effective Portion)		Gain or (Loss) Recognized in Other Income (Expense), Net (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	As of November 25, 2018	As of November 26, 2017	Year Ended
			November 25, 2018	November 26, 2017	November 27, 2016
	(Dollars in thousands)
Forward foreign exchange contracts	$4,637	$4,637
Yen-denominated Eurobonds	(19,811)	(19,811)	$—	$—	$2,627
Euro-denominated senior notes	(54,416)	(75,697)	—	—	—
Cumulative income taxes	29,703	35,253

Total	$(39,887)	$(55,618)

The table below provides data about the amount of gains and losses related to derivatives not designated as hedging instruments included in “Other income (expense), net” in the Company’s consolidated statements of income:

	Year Ended
	November 25, 2018	November 26, 2017	November 27, 2016
	(Dollars in thousands)
Forward foreign exchange contracts:
Realized (loss) gain	$(19,974)	$(5,773)	$17,175
Unrealized gain (loss)(1)	31,141	(35,394)	(1,315)

Total	$11,167	$(41,167)	$15,860

(1)

The unrealized gain in 2018 is primarily driven by gains on contracts to sell the Euro, the Mexican Peso and the British Pound, as a result of the U.S. Dollar strengthening at year end. The unrealized loss in 2017 is primarily driven by losses on contracts to sell the Mexican Peso, the Euro and the British Pound, as a result of the U.S. Dollar weakening at year end.